SCHEDULE OF DEFERRED TAX LIABILITY (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating tax loss carry forwards	$ 17,025	$ 10,847
Property and equipment, net	(179)	(247)
Right of use assets	(90)	(99)
Intangible assets	(1,166)	(1,006)
Stock-based compensation expense	319	218
Operating lease liabilities	103	102
Valuation allowance	(16,030)	(9,846)
Net deferred tax liability	$ (18)	$ (31)